Employee benefits - Defined benefit plans - Current and non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	€ 2,556	€ 2,972	€ 3,423	€ 3,318
o/w non-current	2,174	2,397	2,722
o/w current	382	575	€ 701
Annuity-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	56	85
o/w non-current	34
o/w current	22
Capital-based defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	1,076	1,003
o/w non-current	1,031
o/w current	45
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	17	17
o/w non-current	16
o/w current	1
French part-time for seniors plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	802	1,233
o/w non-current	497
o/w current	305
Other long-term benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Total provisions for post-employment benefits and provisions for other long-term employee benefits	605	€ 634
o/w non-current	596
o/w current	€ 9